Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan provides for investments in various investment securities, which are in general exposed to various risks, such as interest rate, credit and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect participant account balances and the amounts reported in the statements of net assets available for benefits. Approximately 2.1% and 4.4% of the Plan's net assets were invested in Company common stock as of December 31, 2025 and 2024, respectively. The underlying value of the Company common stock is impacted by the financial condition and performance of the Company, and other factors. As of December 31, 2025 and 2024, the closing market price per share of the Company's common stock as reported on the Nasdaq Stock Market was $25.26 and $51.25, respectively.